Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Summary of Share Options Activity
The following table summarized the activities of the Group’s share options classified as equity:

	Number of options	Weighted average exercise price per share	Weighted average remaining contract life	Weighted average grant date fair value per share	Aggregate intrinsic value
		US$		US$	US$
Outstanding at December 31, 2024	266,194,244	0.000010	7.79	0.4180	144,008
Granted	68,295,480	0.000010		0.5971
Exercised	(100,562,201)	0.000010		0.4694
Forfeited	(21,532,099)	0.000010		0.4243
Cash settlement unvested options	(3,184,960)	0.000010		0.4638

Outstanding at December 31, 2025	209,210,464	0.000010	7.57	0.4504	112,239

Vested and expected to vest at December 31, 2025	209,210,464	0.000010	7.57	0.4504	112,239

Exercisable at December 31, 2025	53,540,433	0.000010	5.20	0.4046	28,724

Summary of Fair Value of Stock Options Valuation Assumptions	The key assumptions used to determine the fair value of the options for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Years ended December 31,
	2023	2024	2025
Expected volatility	36.7%~38.7%	37.0%~39.0%	38.1%~39.0%
Risk-free interest rate (per annum)	3.40%~4.89%	3.88%~4.71%	3.88%~4.52%
Exercise multiples	2.8	2.8	2.8
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	$0.290~0.400	$0.314~0.442	$0.531~0.650
Fair value of share option	$0.290~0.400	$0.314~0.442	$0.531~0.650

Summary of Restricted Share Activity
The Group acquired Beijing Bang Li De Network Technology Co., Ltd. (“TYT”), a private company, in December 2021. Upon the completion of the acquisition, ordinary shares held by non-controlling
interest holders, who are also management of TYT, are restricted and subject to a four-year vesting period since July 1, 2022.

	Number of restricted shares	Weighted average grant date fair value per share
		RMB
Unvested at December 31, 2024	455,551	99.91
Vested	(227,775)	99.91

Unvested at December 31, 2025	227,776	99.91

Summary of Share based Compensation Expense

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
General and administrative expenses	297,469	348,400	139,824
Selling and marketing expense	55,503	50,109	55,250
Research and development expense	80,279	87,012	73,816
Cost of revenues	8,576	11,118	12,669

Total	441,827	496,639	281,559